Memorandum items - Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 119,879	£ 124,941
Contingent liabilities and commitments	126,883	136,050	£ 150,691
within 1 year
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	61,105
Contingent liabilities and commitments	63,512
1-3 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	20,934
Contingent liabilities and commitments	21,930
3-5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	32,535
Contingent liabilities and commitments	32,996
After 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	5,305
Contingent liabilities and commitments	8,445
Guarantees and assets pledged as collateral security
Contingent liabilities and commitments
Estimated net exposure	3,952	7,718
Guarantees and assets pledged as collateral security | within 1 year
Contingent liabilities and commitments
Estimated net exposure	1,296
Guarantees and assets pledged as collateral security | 1-3 years
Contingent liabilities and commitments
Estimated net exposure	414
Guarantees and assets pledged as collateral security | 3-5 years
Contingent liabilities and commitments
Estimated net exposure	250
Guarantees and assets pledged as collateral security | After 5 years
Contingent liabilities and commitments
Estimated net exposure	1,992
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	3,052	£ 3,391
Other contingent liabilities | within 1 year
Contingent liabilities and commitments
Estimated net exposure	1,111
Other contingent liabilities | 1-3 years
Contingent liabilities and commitments
Estimated net exposure	582
Other contingent liabilities | 3-5 years
Contingent liabilities and commitments
Estimated net exposure	211
Other contingent liabilities | After 5 years
Contingent liabilities and commitments
Estimated net exposure	£ 1,148